Investments - Summary of Composition of Other Investments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Schedule of Investments [Line Items]
Equity method investments	¥ 460,025	¥ 404,513
Investments held by consolidated investment companies	55,321	39,438
Total	¥ 515,346	¥ 443,951